UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		May 14, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$61,768
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------


ACHILLION PHARMACEUTICALS         COM      00448Q201     1022     116800     SH        Sole                116800
ARIAD PHARMACEUTICALS INC         COM      04033A100     3186     176215     SH        Sole                176215
ATRICURE INC                      COM      04963C209     3781     477401     SH        Sole                477401
BIOSPECIFICS TECHNOLOGIES         COM      090931106      881      51692     SH        Sole                 51692
CARDICA INC                       COM      14141R101     1394    1072069     SH        Sole               1072069
CARDIONET INC                     COM      14159L103     1308     538188     SH        Sole                538188
COMBIMATRIX CORP          *W EXP 05/01/201 20009T121        1       2325     SH        Sole                  2325
CURIS INC                         COM      231269101      409     124700     SH        Sole                124700
CUTERA INC                        COM      232109108     1188      91394     SH        Sole                 91394
DERMA SCIENCES INC           COM PAR $.01  249827502      689      57009     SH        Sole                 57009
DIGIRAD CORP                      COM      253827109      320     126869     SH        Sole                126869
DISCOVERY LABORATORIES INC        COM NEW  254668403      984     429526     SH        Sole                429526
DYAX CORP                         COM      26746E103     3137     719516     SH        Sole                719516
DYNAVAX TECHNOLOGIES CORP         COM      268158102      507     228200     SH        Sole                228200
ENTEROMEDICS INC                  COM NEW  29365M208       82      81774     SH        Sole                 81774
EXACTECH INC                      COM      30064E109      696      33636     SH        Sole                 33636
GIVEN IMAGING LTD                 ORD SHS  M52020100     2555     156249     SH        Sole                156249
GRAYMARK HEALTHCARE INC           COM      389465303      243     693027     SH        Sole                693027
IMMUNOMEDICS INC                  COM      452907108      699     290000     SH        Sole                290000
INFUSYSTEM HOLDINGS INC           COM      45685K102      827     474484     SH        Sole                474484
INOVIO PHARMACEUTICALS INC        COM      45773H102       38      63636     SH        Sole                 63636
INSULET CORP               NOTE 3.750% 6/1 45784PAC5     3544    3000000     PRN       Sole               3000000
INSULET CORP                      COM      45784P101     4241     163981     SH        Sole                163981
JOHNSON & JOHNSON                 COM      478160104      766       9400     SH        Sole                  9400
KERYX BIOPHARMACEUTICALS          COM      492515101      542      77000     SH        Sole                 77000
LPATH INC                         COM NEW  548910306      247      49148     SH        Sole                 49148
MANNKIND CORP             NOTE 3.750% 12/1 56400PAA0     1683    1891000     PRN       Sole               1891000
MASIMO CORPORATION                COM      574795100      343      17500     SH        Sole                 17500
NEUROMETRIX INC            COM PAR $0.0001 641255302       82      33119     SH        Sole                 33119
NOVADAQ TECHNOLOGIES INC          COM      66987G102     5304     535249     SH        Sole                535249
NUVASIVE INC               NOTE 2.750% 7/0 670704AC9      973    1000000     PRN       Sole               1000000
NXSTAGE MEDICAL INC               COM      67072V103     2839     251654     SH        Sole                251654
PALATIN TECHNOLOGIES INC     COM PAR $ .01 696077403      178     297004     SH        Sole                297004
PHARMACYCLICS INC                 COM      716933106     6845      85128     SH        Sole                 85128
PROTALIX BIOTHERAPEUTICS INC      COM      74365A101     2014     366866     SH        Sole                366866
RIGEL PHARMACEUTICALS INC         COM NEW  766559603     1469     216067     SH        Sole                216067
RTI BIOLOGICS INC                 COM      74975N105      853     217058     SH        Sole                217058
SPECTRANETICS CORP                COM      84760C107      970      52362     SH        Sole                 52362
STEREOTAXIS INC                   COM NEW  85916J409      353     176706     SH        Sole                176706
SYNERON MEDICAL LTD               ORD SHS  M87245102      929      90947     SH        Sole                 90947
THERAGENICS CORP                  COM      883375107      262     160719     SH        Sole                160719
TRANS1 INC                        COM      89385X105      753     336351     SH        Sole                336351
TROVAGENE INC             *W EXP 99/99/999 897238119       70      29650     SH        Sole                 29650
UROPLASTY INC                     COM NEW  917277204      720     289332     SH        Sole                289332
VERTEX PHARMACEUTICALS INC        COM      92532F100      473       8600     SH        Sole                  8600
XENOPORT INC                      COM      98411C100     1368     191262     SH        Sole                191262









